Revision of Prior Year Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Revision of Prior Year Financial Statements

Note 4. Revision of Prior Year Financial Statements

It was determined during the preparation of the first quarter 2015 interim financial statements that the Series A Warrant Agreement contained provisions that if, at any time while the Series A Warrants are outstanding, the Company enters into a “Fundamental Transaction” (as defined in the Series A Warrant Agreement), which includes, but is not limited to, a purchase offer, tender offer or exchange offer, a stock or share purchase agreement or other business combination including, without limitation, a reorganization, recapitalization, spin-off or other scheme of arrangement), then each registered holder of outstanding Series A Warrants as at any time prior to the consummation of the Fundamental Transaction, may elect and require the Company to purchase the Series A Warrants held by such person immediately prior to the consummation of such Fundamental Transaction by making a cash payment in an amount equal to the Black Scholes Value of the remaining unexercised portion of such registered holder’s Series A Warrants. The Company determined that upon issuance in November 2014 the Series A Warrants should have been classified as a liability, with any changes in the fair value of the warrants between November 2014 and December 31, 2014 being recorded in other income (expense) in the statement of operations.

Management has evaluated the effect of the error and determined that it is immaterial to the Company’s financial position and results of operations for the year ended December 31, 2014 and, therefore, amendment of the previously filed annual report on Form 10-K is not considered necessary. However, if the adjustments to correct the cumulative errors had been recorded in the first quarter of 2015, we believe the impact would have been significant to the first quarter and would impact comparisons to prior periods. In accordance with guidelines issued in Staff Accounting Bulletin No. 108, we have recorded adjustments in the current year’s beginning additional paid in capital, long term liabilities and accumulated deficit accounts to correct this error. We have also revised in this current Form 10-Q filing, and plan to revise in future filings of our Form 10-K, the previously reported annual financial statements for 2014 on Form 10-K for these amounts.

The following table sets forth the revised prior period balances reported in our our comparative financial statements as if adjustments had been made:

(in thousands except per share data)	Previously	Adjustment	Revised
	reported
Balance sheet items at December 31, 2014:
Current liabilities	$1,290	$—	$1,290
Series A warrant liability	—	857	857
Series B warrant liability	17,439	—	17,439

Total liabilities	18,729	857	19,586
Additional paid-in capital	60,636	(1,494)	59,141
Accumulated deficit	(70,975)	637	(70,338)

Total stockholders’ deficit	(10,333)	(857)	(11,190)

Liabilities and stockholders’ deficit	$8,396	$—	$8,396

Statement of operations items for the year ended December 31, 2014
Other income (expense)	$(4,585)	$637	$(3,949)

Net loss	$(13,875)	$637	(13,238)

Basic and diluted net loss per common share	$(10.92)	$0.50	(10.42)

Note 3. Revision of Financial Statements

It was determined during the preparation of the first quarter 2015 interim financial statements that the Series A Warrant Agreement contained provisions that if, at any time while the Series A Warrants are outstanding, the Company enters into a “Fundamental Transaction” (as defined in the Series A Warrant Agreement), which includes, but is not limited to, a purchase offer, tender offer or exchange offer, a stock or share purchase agreement or other business combination including, without limitation, a reorganization, recapitalization, spin-off or other scheme of arrangement), then each registered holder of outstanding Series A Warrants as at any time prior to the consummation of the Fundamental Transaction, may elect and require the Company to purchase the Series A Warrants held by such person immediately prior to the consummation of such Fundamental Transaction by making a cash payment in an amount equal to the Black Scholes Value of the remaining unexercised portion of such registered holder’s Series A Warrants. The Company determined that upon issuance in November 2014 the Series A Warrants should have been classified as a liability, with any changes in the fair value of the warrants between November 2014 and December 31, 2014 being recorded in other income (expense) in the statement of operations.

Management has evaluated the effect of the error and determined that it is immaterial to the Company’s financial position and results of operations for the year ended December 31, 2014 and, therefore, amendment of the previously filed annual report on Form 10-K is not considered necessary. However, if the adjustments to correct the cumulative errors had been recorded in the first quarter of 2015, we believe the impact would have been significant to the first quarter and would impact comparisons to prior periods. In accordance with guidelines issued in Staff Accounting Bulletin No. 108, we have revised the financial statements included therein and recorded adjustments to additional paid in capital, long term liabilities, other expense, net loss and accumulated deficit accounts to correct this error.

The following table sets forth the revised balances reported in our comparative financial statements as if adjustments had been made:

(in thousands except per share data)	Previously	Adjustment	Revised
	reported
Balance sheet items at December 31, 2014:
Current liabilities	$1,290	$—	$1,290

Series A warrant liability	—	857	857

Series B warrant liability	17,439	—	17,439

Total liabilities	18,729	857	19,586

Additional paid-in capital	60,636	(1,494)	59,141

Accumulated deficit	(70,975)	637	(70,338)

Total stockholders’ deficit	(10,333)	(857)	(11,190)

Liabilities and stockholders’ deficit	$8,396	$—	$8,396

Statement of operations items for the year ended December 31, 2014

Other income (expense)	$(4,585)	$637	$(3,949)

Net loss	$(13,875)	$637	(13,238)

Basic and diluted net loss per common share	$(10.92)	$0.50	(10.42)